UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-21836)

CYBER HORNET TRUST
(Exact name of registrant as specified in charter)

200 2nd Ave. South # 737, St. Petersburg, FL 33701
(Address of principal executive offices) (Zip code)

Michael G. Willis

200 2nd Ave. South # 737, St. Petersburg, FL 33701
(Name and address of agent for service)

1-844-282-3837

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
BBB (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://cyberhornetetfs.com/. You can also request this information by contacting us at 1-844-282-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF	$54	0.96%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$6,167,309
Number of Holdings	484
Total Advisory Fees Paid	$26,919
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of net assets)
NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.3%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.2%
Alphabet, Inc. - Class A	1.9%
Broadcom, Inc.	1.9%
Alphabet, Inc. - Class C	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
Sector Breakdown (% of net assets)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://cyberhornetetfs.com/.
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF	PAGE 1	TSR-SAR-45407J409

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF documents not be householded, please contact Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF at 1-844-282-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF or your financial intermediary.
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF	PAGE 2	TSR-SAR-45407J409

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

OneFund Trust
CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
Semi-Annual Financial Statements and Additional Information
September 30, 2025 (Unaudited)

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.9%
Automobiles & Components - 1.7%
Aptiv PLC(a)	24	$2,069
Ford Motor Co.	312	3,731
General Motors Co.	112	6,829
Tesla, Inc.(a)	212	94,281
		106,910
Banks - 3.0%
Bank of America Corp.	625	32,244
Citigroup, Inc.	158	16,037
Citizens Financial Group, Inc.	40	2,126
Fifth Third Bancorp	56	2,495
Huntington Bancshares, Inc.	112	1,934
JPMorgan Chase & Co.	255	80,435
KeyCorp	72	1,346
M&T Bank Corp.	16	3,162
PNC Financial Services Group, Inc.	35	7,032
Regions Financial Corp.	72	1,899
Truist Financial Corp.	113	5,166
US Bancorp	130	6,283
Wells Fargo & Co.	327	27,409
		187,568
Capital Goods - 4.5%
3M Co.	43	6,673
A.O. Smith Corp.	8	587
Allegion PLC	8	1,419
AMETEK, Inc.	16	3,008
Axon Enterprise, Inc.(a)	8	5,741
Boeing Co.(a)	50	10,792
Builders FirstSource, Inc.(a)	8	970
Carrier Global Corp.	64	3,821
Caterpillar, Inc.	44	20,995
Cummins, Inc.	8	3,379
Deere & Co.	24	10,974
Dover Corp.	8	1,335
Eaton Corp. PLC	31	11,602
Emerson Electric Co.	48	6,297
Fastenal Co.	96	4,708
Fortive Corp.	24	1,176
GE Vernova, Inc.	17	10,453
Generac Holdings, Inc.(a)	8	1,339
General Dynamics Corp.	17	5,797
General Electric Co.	98	29,480
Honeywell International, Inc.	57	11,998
Howmet Aerospace, Inc.	32	6,279
Hubbell, Inc.	8	3,442
IDEX Corp.	8	1,302
Illinois Tool Works, Inc.	24	6,258
Ingersoll Rand, Inc.	32	2,644
Johnson Controls International PLC	60	6,597
L3Harris Technologies, Inc.	16	4,887
Lennox International, Inc.	3	1,588
Lockheed Martin Corp.	17	8,487

	Shares	Value
Masco Corp.	16	$1,126
Nordson Corp.	8	1,816
Northrop Grumman Corp.	9	5,484
Otis Worldwide Corp.	32	2,926
PACCAR, Inc.	40	3,933
Parker-Hannifin Corp.	8	6,065
Pentair PLC	16	1,772
Quanta Services, Inc.	8	3,315
Rockwell Automation, Inc.	8	2,796
RTX Corp.	124	20,749
Snap-on, Inc.	8	2,772
Stanley Black & Decker, Inc.	16	1,189
Textron, Inc.	16	1,352
Trane Technologies PLC	16	6,751
TransDigm Group, Inc.	8	10,544
United Rentals, Inc.	8	7,637
Westinghouse Air Brake Technologies Corp.	16	3,208
Xylem, Inc.	16	2,360
		279,823
Commercial & Professional Services - 0.8%
Automatic Data Processing, Inc.	32	9,392
Broadridge Financial Solutions, Inc.	8	1,905
Cintas Corp.	32	6,568
Copart, Inc.(a)	72	3,238
Dayforce, Inc.(a)	16	1,102
Equifax, Inc.	8	2,052
Jacobs Solutions, Inc.	8	1,199
Leidos Holdings, Inc.	8	1,512
Paychex, Inc.	24	3,042
Republic Services, Inc.	16	3,672
Rollins, Inc.	24	1,410
Veralto Corp.	16	1,706
Verisk Analytics, Inc.	8	2,012
Waste Management, Inc.	32	7,067
		45,877
Consumer Discretionary Distribution & Retail - 4.3%
Amazon.com, Inc.(a)	800	175,656
Best Buy Co., Inc.	16	1,210
CarMax, Inc.(a)	16	718
eBay, Inc.	40	3,638
Genuine Parts Co.	8	1,109
Home Depot, Inc.	89	36,062
LKQ Corp.	24	733
Lowe’s Cos., Inc.	50	12,565
O’Reilly Automotive, Inc.(a)	120	12,937
Ross Stores, Inc.	24	3,657
TJX Cos., Inc.	87	12,575
Tractor Supply Co.	40	2,275
Williams-Sonoma, Inc.	10	1,955
		265,090

The accompanying notes are an integral part of these consolidated financial statements.

1

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Durables & Apparel - 0.4%
DR Horton, Inc.	24	$4,067
Garmin Ltd.	16	3,940
Hasbro, Inc.	8	607
Lennar Corp. - Class A	16	2,017
Lululemon Athletica, Inc.(a)	8	1,423
Mohawk Industries, Inc.(a)	8	1,031
NIKE, Inc. - Class B	103	7,182
PulteGroup, Inc.	16	2,114
Tapestry, Inc.	16	1,812
		24,193
Consumer Services - 1.1%
Airbnb, Inc. - Class A(a)	32	3,885
Caesars Entertainment, Inc.(a)	16	432
Carnival Corp.(a)	80	2,313
Darden Restaurants, Inc.	8	1,523
DoorDash, Inc. - Class A(a)	30	8,160
Expedia Group, Inc.	8	1,710
Hilton Worldwide Holdings, Inc.	24	6,227
Las Vegas Sands Corp.	32	1,721
Marriott International, Inc. - Class A	16	4,167
McDonald’s Corp.	64	19,449
MGM Resorts International(a)	24	832
Norwegian Cruise Line Holdings Ltd.(a)	32	788
Royal Caribbean Cruises Ltd.	16	5,177
Starbucks Corp.	91	7,699
Wynn Resorts Ltd.	8	1,026
Yum! Brands, Inc.	24	3,648
		68,757
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	36	33,323
Dollar General Corp.	16	1,654
Dollar Tree, Inc.(a)	16	1,510
Kroger Co.	56	3,775
Sysco Corp.	40	3,293
Target Corp.	40	3,588
Walmart, Inc.	371	38,235
		85,378
Energy - 2.3%
APA Corp.	24	583
Baker Hughes Co.	80	3,898
Chevron Corp.	180	27,952
ConocoPhillips	110	10,405
Coterra Energy, Inc.	56	1,324
Devon Energy Corp.	48	1,683
Diamondback Energy, Inc.	16	2,289
EOG Resources, Inc.	52	5,830
EQT Corp.	32	1,742
Expand Energy Corp.	18	1,912
Exxon Mobil Corp.	409	46,115
Halliburton Co.	72	1,771

	Shares	Value
Kinder Morgan, Inc.	165	$4,671
Marathon Petroleum Corp.	32	6,168
Occidental Petroleum Corp.	56	2,646
ONEOK, Inc.	48	3,502
Phillips 66	32	4,353
Schlumberger NV	112	3,849
Targa Resources Corp.	16	2,681
Valero Energy Corp.	24	4,086
Williams Cos., Inc.	96	6,082
		143,542
Financial Services - 6.0%
American Express Co.	52	17,272
Ameriprise Financial, Inc.	8	3,930
Apollo Global Management, Inc.	40	5,331
Bank of New York Mellon Corp.	64	6,973
Berkshire Hathaway, Inc. - Class B(a)	143	71,892
Blackrock, Inc.	9	10,493
Blackstone, Inc.	57	9,738
Block, Inc.(a)	50	3,614
Capital One Financial Corp.	52	11,054
Cboe Global Markets, Inc.	8	1,962
Charles Schwab Corp.	126	12,029
CME Group, Inc.	34	9,186
Coinbase Global, Inc. - Class A(a)	20	6,750
Corpay, Inc.(a)	8	2,305
Fidelity National Information Services, Inc.	48	3,165
Fiserv, Inc.(a)	46	5,931
Franklin Resources, Inc.	24	555
Global Payments, Inc.	24	1,994
Goldman Sachs Group, Inc.	26	20,705
Intercontinental Exchange, Inc.	46	7,750
Invesco Ltd.	32	734
Jack Henry & Associates, Inc.	8	1,191
KKR & Co., Inc.	56	7,277
Mastercard, Inc. - Class A	69	39,248
Moody’s Corp.	16	7,624
Morgan Stanley	109	17,327
MSCI, Inc.	8	4,539
Nasdaq, Inc.	24	2,123
Northern Trust Corp.	16	2,154
PayPal Holdings, Inc.(a)	88	5,901
Raymond James Financial, Inc.	16	2,762
S&P Global, Inc.	26	12,655
State Street Corp.	24	2,784
Synchrony Financial	32	2,274
T Rowe Price Group, Inc.	16	1,642
Visa, Inc. - Class A	138	47,110
		369,974
Food, Beverage & Tobacco - 1.7%
Altria Group, Inc.	130	8,588
Archer-Daniels-Midland Co.	40	2,390
Brown-Forman Corp. - Class B	16	433
Bunge Global SA	8	650

The accompanying notes are an integral part of these consolidated financial statements.

2

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food, Beverage & Tobacco - (Continued)
Campbell’s Co.	16	$505
Coca-Cola Co.	354	23,477
Conagra Brands, Inc.	40	732
Constellation Brands, Inc. - Class A	16	2,155
General Mills, Inc.	48	2,420
Hershey Co.	8	1,496
Hormel Foods Corp.	24	594
J M Smucker Co.	8	869
Kellanova	24	1,968
Keurig Dr Pepper, Inc.	80	2,041
Kraft Heinz Co.	64	1,667
Lamb Weston Holdings, Inc.	8	465
McCormick & Co., Inc.	16	1,071
Molson Coors Beverage Co. - Class B	16	724
Mondelez International, Inc. - Class A	113	7,059
Monster Beverage Corp.(a)	56	3,769
PepsiCo, Inc.	129	18,117
Philip Morris International, Inc.	134	21,735
Tyson Foods, Inc. - Class A	24	1,303
		104,228
Health Care Equipment & Services - 2.8%
Abbott Laboratories	157	21,029
Align Technology, Inc.(a)	8	1,002
Baxter International, Inc.	40	911
Becton Dickinson & Co.	24	4,492
Boston Scientific Corp.(a)	107	10,446
Cardinal Health, Inc.	16	2,511
Cencora, Inc.	16	5,000
Centene Corp.(a)	40	1,427
Cigna Group	24	6,918
CVS Health Corp.	113	8,519
DaVita, Inc.(a)	8	1,063
Dexcom, Inc.(a)	32	2,153
Edwards Lifesciences Corp.(a)	48	3,733
Elevance Health, Inc.	17	5,493
GE HealthCare Technologies, Inc.	32	2,403
HCA Healthcare, Inc.	16	6,819
Henry Schein, Inc.(a)	8	531
Hologic, Inc.(a)	16	1,080
Humana, Inc.	8	2,081
IDEXX Laboratories, Inc.(a)	8	5,111
Insulet Corp.(a)	8	2,470
Intuitive Surgical, Inc.(a)	25	11,181
Labcorp Holdings, Inc.	8	2,296
McKesson Corp.	9	6,953
Medtronic PLC	108	10,286
Molina Healthcare, Inc.(a)	8	1,531
Quest Diagnostics, Inc.	8	1,525
ResMed, Inc.	8	2,190
Solventum Corp.(a)	8	584
STERIS PLC	8	1,980

	Shares	Value
Stryker Corp.	24	$8,872
UnitedHealth Group, Inc.	83	28,660
Universal Health Services, Inc. - Class B	8	1,636
Zimmer Biomet Holdings, Inc.	16	1,576
		174,462
Household & Personal Products - 0.8%
Church & Dwight Co., Inc.	16	1,402
Clorox Co.	8	987
Colgate-Palmolive Co.	64	5,116
Estee Lauder Cos., Inc. - Class A	16	1,410
Kenvue, Inc.	136	2,207
Kimberly-Clark Corp.	24	2,984
Procter & Gamble Co.	214	32,881
		46,987
Insurance - 1.4%
Aflac, Inc.	40	4,468
Allstate Corp.	25	5,366
American International Group, Inc.	56	4,398
Aon PLC - Class A	16	5,705
Arch Capital Group Ltd.	32	2,903
Arthur J Gallagher & Co.	16	4,956
Assurant, Inc.	8	1,733
Brown & Brown, Inc.	16	1,501
Chubb Ltd.	34	9,596
Cincinnati Financial Corp.	16	2,530
Erie Indemnity Co. - Class A	2	636
Globe Life, Inc.	8	1,144
Hartford Insurance Group, Inc.	24	3,201
Loews Corp.	16	1,606
Marsh & McLennan Cos., Inc.	39	7,860
MetLife, Inc.	48	3,954
Principal Financial Group, Inc.	16	1,326
Progressive Corp.	46	11,360
Prudential Financial, Inc.	32	3,320
Travelers Cos., Inc.	17	4,747
W R Berkley Corp.	24	1,839
Willis Towers Watson PLC	8	2,764
		86,913
Materials - 1.4%
Air Products and Chemicals, Inc.	17	4,636
Albemarle Corp.	8	649
Amcor PLC	112	916
Avery Dennison Corp.	8	1,297
Ball Corp.	24	1,210
CF Industries Holdings, Inc.	16	1,435
Corteva, Inc.	56	3,787
Dow, Inc.	56	1,284
DuPont de Nemours, Inc.	32	2,493
Eastman Chemical Co.	8	504
Ecolab, Inc.	24	6,573
Freeport-McMoRan, Inc.	122	4,785
International Flavors & Fragrances, Inc.	24	1,477
International Paper Co.	24	1,114

The accompanying notes are an integral part of these consolidated financial statements.

3

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Linde PLC	47	$22,325
LyondellBasell Industries NV - Class A	24	1,177
Martin Marietta Materials, Inc.	8	5,042
Mosaic Co.	24	832
Newmont Corp.	95	8,010
Nucor Corp.	16	2,167
Packaging Corp. of America	8	1,743
PPG Industries, Inc.	16	1,682
Sherwin-Williams Co.	16	5,540
Smurfit WestRock PLC	24	1,022
Steel Dynamics, Inc.	16	2,231
Vulcan Materials Co.	8	2,461
		86,392
Media & Entertainment - 7.3%
Alphabet, Inc. - Class A	491	119,362
Alphabet, Inc. - Class C	414	100,830
Charter Communications, Inc. - Class A(a)	8	2,201
Comcast Corp. - Class A	330	10,369
Electronic Arts, Inc.	16	3,227
Fox Corp. - Class A	16	1,009
Fox Corp. - Class B	8	458
Interpublic Group of Cos., Inc.	32	893
Live Nation Entertainment, Inc.(a)	8	1,307
Match Group, Inc.	24	848
Meta Platforms, Inc. - Class A	184	135,126
Netflix, Inc.(a)	36	43,161
News Corp. - Class A	32	983
News Corp. - Class B	8	276
Omnicom Group, Inc.	16	1,304
Paramount Skydance Corp.	40	757
Take-Two Interactive Software, Inc.(a)	16	4,134
TKO Group Holdings, Inc.	6	1,212
Trade Desk, Inc. - Class A(a)	37	1,813
Walt Disney Co.	165	18,893
Warner Bros Discovery, Inc.(a)	176	3,437
		451,600
Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
AbbVie, Inc.	153	35,426
Agilent Technologies, Inc.	24	3,080
Amgen, Inc.	39	11,006
Biogen, Inc.(a)	8	1,121
Bio-Techne Corp.	16	890
Bristol-Myers Squibb Co.	166	7,486
Charles River Laboratories International, Inc.(a)	8	1,252
Danaher Corp.	50	9,913
Eli Lilly & Co.	62	47,306
Gilead Sciences, Inc.	101	11,211
GRAIL, Inc.(a)	1	59
Incyte Corp.(a)	16	1,357

	Shares	Value
IQVIA Holdings, Inc.(a)	16	$3,039
Johnson & Johnson	222	41,163
Merck & Co., Inc.	232	19,472
Moderna, Inc.(a)	24	620
Pfizer, Inc.	465	11,848
Regeneron Pharmaceuticals, Inc.	8	4,498
Revvity, Inc.	8	701
Thermo Fisher Scientific, Inc.	35	16,976
Vertex Pharmaceuticals, Inc.(a)	23	9,008
Viatris, Inc.	96	950
Waters Corp.(a)	8	2,398
West Pharmaceutical Services, Inc.	8	2,099
Zoetis, Inc.	43	6,292
		249,171
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	24	3,781
CoStar Group, Inc.(a)	32	2,700
		6,481
Semiconductors & Semiconductor Equipment - 10.7%
Advanced Micro Devices, Inc.(a)	148	23,945
Analog Devices, Inc.	41	10,074
Applied Materials, Inc.	64	13,103
Broadcom, Inc.	353	116,458
Enphase Energy, Inc.(a)	8	283
First Solar, Inc.(a)	8	1,764
Intel Corp.	364	12,212
KLA Corp.	8	8,629
Lam Research Corp.	89	11,917
Microchip Technology, Inc.	40	2,569
Micron Technology, Inc.	91	15,226
NVIDIA Corp.	2,153	401,707
NXP Semiconductors NV	24	5,466
ON Semiconductor Corp.(a)	32	1,578
QUALCOMM, Inc.	101	16,802
Skyworks Solutions, Inc.	16	1,232
Teradyne, Inc.	16	2,202
Texas Instruments, Inc.	83	15,250
		660,417
Software & Services - 9.0%
Accenture PLC - Class A	57	14,056
Adobe, Inc.(a)	37	13,052
Akamai Technologies, Inc.(a)	8	606
Autodesk, Inc.(a)	16	5,083
Cadence Design Systems, Inc.(a)	24	8,430
Cognizant Technology Solutions Corp. - Class A	40	2,683
Crowdstrike Holdings, Inc. - Class A(a)	21	10,298
Datadog, Inc. - Class A(a)	30	4,272
EPAM Systems, Inc.(a)	8	1,206
Fortinet, Inc.(a)	48	4,036
Gartner, Inc.(a)	8	2,103

The accompanying notes are an integral part of these consolidated financial statements.

4

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software & Services - (Continued)
Gen Digital, Inc.	48	$1,363
GoDaddy, Inc. - Class A(a)	12	1,642
International Business Machines Corp.	77	21,726
Intuit, Inc.	25	17,073
Microsoft Corp.	649	336,150
Oracle Corp.	138	38,811
Palantir Technologies, Inc. - Class A(a)	22	4,013
Palo Alto Networks, Inc.(a)	46	9,366
PTC, Inc.(a)	8	1,624
Roper Technologies, Inc.	8	3,990
Salesforce, Inc.	85	20,145
ServiceNow, Inc.(a)	16	14,724
Synopsys, Inc.(a)	18	8,881
VeriSign, Inc.	8	2,237
Workday, Inc. - Class A(a)	18	4,333
		551,903
Technology Hardware & Equipment - 6.9%
Amphenol Corp. - Class A	96	11,880
Apple, Inc.	1,290	328,473
Arista Networks, Inc.(a)	64	9,325
CDW Corp.	8	1,274
Cisco Systems, Inc.	369	25,247
Corning, Inc.	64	5,250
Dell Technologies, Inc. - Class C	25	3,544
F5, Inc.(a)	8	2,586
Hewlett Packard Enterprise Co.	104	2,554
HP, Inc.	72	1,961
Jabil, Inc.	8	1,737
Keysight Technologies, Inc.(a)	16	2,799
Motorola Solutions, Inc.	16	7,317
NetApp, Inc.	16	1,895
Sandisk Corp.(a)	8	898
Seagate Technology Holdings PLC	16	3,777
TE Connectivity PLC	24	5,269
Trimble, Inc.(a)	16	1,306
Western Digital Corp.	24	2,881
Zebra Technologies Corp. - Class A(a)	8	2,377
		422,350
Telecommunication Services - 0.7%
AT&T, Inc.	657	18,554
T-Mobile US, Inc.	39	9,336
Verizon Communications, Inc.	387	17,008
		44,898
Transportation - 1.0%
CH Robinson Worldwide, Inc.	8	1,059
CSX Corp.	160	5,682
Delta Air Lines, Inc.	48	2,724
Expeditors International of Washington, Inc.	8	981
FedEx Corp.	16	3,773
JB Hunt Transport Services, Inc.	8	1,073

	Shares	Value
Norfolk Southern Corp.	17	$5,107
Old Dominion Freight Line, Inc.	16	2,252
Southwest Airlines Co.	48	1,532
Uber Technologies, Inc.(a)	153	14,989
Union Pacific Corp.	50	11,819
United Airlines Holdings, Inc.(a)	24	2,316
United Parcel Service, Inc. - Class B	60	5,012
		58,319
Utilities - 1.6%
AES Corp.	56	737
Alliant Energy Corp.	24	1,618
Ameren Corp.	24	2,505
American Electric Power Co., Inc.	43	4,838
American Water Works Co., Inc.	16	2,227
Atmos Energy Corp.	8	1,366
CenterPoint Energy, Inc.	48	1,862
CMS Energy Corp.	24	1,758
Consolidated Edison, Inc.	24	2,413
Constellation Energy Corp.	24	7,898
Dominion Energy, Inc.	64	3,915
DTE Energy Co.	16	2,263
Duke Energy Corp.	70	8,663
Edison International	32	1,769
Entergy Corp.	32	2,982
Evergy, Inc.	16	1,216
Eversource Energy	24	1,707
Exelon Corp.	80	3,601
FirstEnergy Corp.	40	1,833
NextEra Energy, Inc.	153	11,550
NiSource, Inc.	32	1,386
NRG Energy, Inc.	16	2,591
PG&E Corp.	168	2,533
Pinnacle West Capital Corp.	8	717
PPL Corp.	56	2,081
Public Service Enterprise Group, Inc.	40	3,338
Sempra	48	4,319
Southern Co.	91	8,624
WEC Energy Group, Inc.	24	2,750
Xcel Energy, Inc.	40	3,226
		98,286
TOTAL COMMON STOCKS (Cost $3,786,941)		4,619,519
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.	16	1,333
American Tower Corp.	41	7,885
AvalonBay Communities, Inc.	8	1,545
BXP, Inc.	8	595
Camden Property Trust	8	854
Crown Castle, Inc.	32	3,088
Digital Realty Trust, Inc.	24	4,149
Equinix, Inc.	8	6,266

The accompanying notes are an integral part of these consolidated financial statements.

5

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Equity Real Estate Investment Trusts (REITs) - (Continued)
Equity Residential	24	$1,553
Essex Property Trust, Inc.	8	2,141
Extra Space Storage, Inc.	16	2,255
Federal Realty Investment Trust	8	810
Healthpeak Properties, Inc.	40	766
Host Hotels & Resorts, Inc.	56	953
Invitation Homes, Inc.	48	1,408
Iron Mountain, Inc.	24	2,447
Kimco Realty Corp.	48	1,049
Mid-America Apartment Communities, Inc.	8	1,118
Millrose Properties, Inc.	6	202
Prologis, Inc.	75	8,589
Public Storage	16	4,622
Realty Income Corp.	56	3,404
Regency Centers Corp.	16	1,166
SBA Communications Corp.	8	1,547
Simon Property Group, Inc.	24	4,504
UDR, Inc.	24	894
Ventas, Inc.	32	2,240
VICI Properties, Inc.	80	2,609
Welltower, Inc.	40	7,126
Weyerhaeuser Co.	56	1,388
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $76,561)		78,506
RIGHTS - 0.0%(b)
SYCAMORE PARTNERS LLC -RIGHT, Expires 08/28/2026, Exercise Price $3.00(a)(c)	56	30
TOTAL RIGHTS (Cost $0)		30
TOTAL INVESTMENTS - 76.2% (Cost $3,863,502)		$4,698,055
Money Market Deposit Account - 0.1%(d)		4,115
Other Assets in Excess of Liabilities - 23.7%		1,465,139
TOTAL NET ASSETS - 100.0%		$6,167,309

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $30 or 0.0% of net assets as of September 30, 2025.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.86%.

The accompanying notes are an integral part of these consolidated financial statements.

6

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Bitcoin	77	10/31/2025	$886,925	$33,908
CME Bitcoin Reference Rate (BRR)	1	10/31/2025	575,925	7,268
Net Unrealized Appreciation (Depreciation)				$41,176

The accompanying notes are an integral part of these consolidated financial statements.

7

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$4,698,055
Deposit at broker for futures contracts	1,464,984
Cash - interest bearing deposit account	4,115
Dividends receivable	1,922
Interest receivable	1,645
Cash held at broker	1,299
Dividend tax reclaims receivable	30
Total assets	6,172,050
LIABILITIES:
Payable to adviser (Note 3)	4,741
Total liabilities	4,741
Commitments and contingencies (Note 7)	—
NET ASSETS	$ 6,167,309
Net Assets Consists of:
Paid-in capital	$4,970,117
Accumulated gains	1,197,192
Total net assets	$ 6,167,309
Net assets	$6,167,309
Shares issued and outstanding(a)	200,000
Net asset value per share	$30.84
Cost:
Investments, at cost	$3,863,502

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these consolidated financial statements.

8

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$27,747
Less: Dividend withholding taxes	(26)
Interest income	11,008
Total investment income	38,729
EXPENSES:
Investment advisory fee (Note 3)	26,919
Legal fees	183
Trustees’ fees	28
Total expenses	27,130
Net investment income	11,599
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(27,259)
Futures contracts	315,954
Net realized gain	288,695
Net change in unrealized appreciation on:
Investments	759,997
Future contracts	99,633
Net change in unrealized appreciation	859,630
Net realized and unrealized gain	1,148,325
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,159,924

The accompanying notes are an integral part of these consolidated financial statements.

9

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income	$11,599	$14,703
Net realized gain	288,695	175,478
Net change in unrealized appreciation/(depreciation)	859,630	(163,434)
Net increase in net assets from operations	1,159,924	26,747
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,916)	(190,936)
Total distributions to shareholders	(7,916)	(190,936)
CAPITAL TRANSACTIONS:
Subscriptions	—	3,925,597
Net increase in net assets from capital transactions	—	3,925,597
Net increase in net assets	1,152,008	3,761,408
NET ASSETS:
Beginning of the period	5,015,301	1,253,893
End of the period	$ 6,167,309	$5,015,301
SHARES TRANSACTIONS
Subscriptions	—	150,000
Total increase in shares outstanding	—	150,000

The accompanying notes are an integral part of these consolidated financial statements.

10

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended March 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.08	$25.08	$20.85
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.12	0.03
Net realized and unrealized gain on investments(c)	5.74	1.68	4.21
Total from investment operations	5.80	1.80	4.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(1.40)	(0.01)
Net realized gains	—	(0.40)	—
Total distributions	(0.04)	(1.80)	(0.01)
Net asset value, end of period	$30.84	$25.08	$25.08
Market value total return	23.67%	7.46%	—%
Total return(d)(e)	23.14%	7.36%	20.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,167	$5,015	$1,254
Ratio of expenses to average net assets(f)	0.96%(i)	0.98%(g)	0.95%(h)
Ratio of net investment income (loss) to average net assets(f)	0.41%(i)	0.46%(g)	0.45%(h)
Portfolio turnover rate(e)(j)	35%	9%	28%

(a)	Inception date of the Fund was December 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Includes expenses of 0.03% not covered by the Fund’s Unitary Fee agreement.
(h)	Includes tax-related expenses of less than 0.01% not covered by the Fund’s Unitary Fee agreement.
(i)	Includes expenses of 0.01% not covered by the Fund’s Unitary Fee agreement.
(j)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these consolidated financial statements.

11

ONEFUND TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)
1. ORGANIZATION
The CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF is a separate series of ONEFUND Trust (known as CYBER HORNET Trust, effective October 24, 2025) , an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust currently has two series, one of which is covered by this report. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 28, 2023. CYBER HORNET ETFs, LLC (the “Adviser”) serves as the investment adviser to the Fund.
The Fund’s investment objective is to replicate, before fees and expenses, the total return of the S&P 500® and S&P CME Bitcoin Futures Index 75/25 Blend Index (the “Index”), an Index by Standard & Poor’s.
The consolidated financial statements include the accounts of ONEFUND International Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in derivative or Bitcoin-related instruments consistent with the Fund’s objectives and policies. As of September 30, 2025, the Subsidiary’s net assets were $1,469,614, which represented 23.8% of the Fund’s net assets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services- Investment Companies.”
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investment Transactions – Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.
Investment Income – Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.
Expenses – The Fund bears expenses incurred specifically for the Fund as well as general Trust expenses that are allocated between the Fund and a separate series of the Trust. See Note 3 for further information on the Fund’s unitary fee arrangement.
Investment Valuation – The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Futures contracts are valued at the settlement price on the exchange. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the- counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the Fund’s investment adviser, as the Valuation Designee appointed by the Board of Trustees (the “Board”), in accordance with procedures approved by the Board. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of September 30, 2025, securities that were internally fair valued are located in the Consolidated Schedule of Investments.

12

ONEFUND TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.
Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the six months ended September 30, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,619,519	$—	$—	$4,619,519
Real Estate Investment Trusts	78,506	—	—	78,506
Rights	—	—	30	30
Total Investments	$ 4,698,025	$—	$30	$4,698,055
Other Financial Instruments:
Futures Contracts*	$41,176	$—	$—	$41,176
Total Other Financial Instruments	$41,176	$—	$—	$41,176

*	The fair value of the Fund’s investment represents the net unrealized appreciation as of September 30, 2025.
Refer to the Consolidated Schedule of Investments for further disaggregation of the investment categories.

13

ONEFUND TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
As of September 30, 2025, the Fund held investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value. The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning Balance as of March 31, 2025	$ —
Change in unrealized appreciation	30
Amortization/(Accretion)	—
Ending balance as of September 30, 2025	$30
Change in unrealized appreciation still held as of September 30, 2025	$30

Type of Security	Fair Value at 9/30/2025	Valuation Technique	Unobservable Input	Input Value
Rights	$30	Corporate Action Rights Issuance	Corporate Action Payout	$0.53

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.
Derivative Transactions – The Fund engaged in derivatives for speculative purposes during the six months ended September 30, 2025. The use of derivatives included futures contracts.
Futures contracts – The Fund purchases and sells futures contracts and held futures contracts during the year ended September 30, 2025. The Fund generally deposits cash (also known as “margin”) with a Futures Commission Merchant (“FCM”) for its open positions in futures contracts. The margin requirements or position limits may be based on the notional exposure (i.e., the total dollar value of exposure the Fund has to the asset that underlies the futures contract) of the futures contracts or the number of futures contracts purchased. The FCM, in turn, generally transfers such deposits to the clearing house to protect the clearing house against non-payment by the Fund. “Variation Margin” is the amount of cash that each party agrees to pay to or receive from the other to reflect the daily fluctuation in the value of the futures contract. The clearing house becomes substituted for each counterparty to a futures contract and, in effect, guarantees performance. In addition, the FCM may require the Fund to deposit additional collateral in excess of the clearing house’s requirements for the FCM’s own protection. Margin requirements for CME Bitcoin Futures are substantially higher than margin requirements for many other types of futures contracts.
The average notional amount of futures contracts during the six months ended September 30, 2025, was $1,377,438 for long contracts.
The tables below reflect the values of derivatives assets and liabilities as reflected in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations.
Consolidated Statements of Assets and Liabilities Location

Risk Exposure		Fair Value
Futures
Commodity Contracts	Deposits at broker for future contracts*	$41,176

*	Relfects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Futures Contracts

14

ONEFUND TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
Consolidated Statements of Operations Location
Amount of Realized Gain on Derivatives Transactions

Futures Contracts
Commodity Contracts	Net realized gain from futures contracts	$315,954

Change in Unrealized Appreciation on Derivatives Transactions

Futures Contracts
Commodity Contracts	Net change in unrealized appreciation on futures contracts	$99,633

Distributions to Shareholders – Dividends from net investment income will be declared and paid at least quarterly. Distributions of net realized gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Federal Income Taxes – As of and during the fiscal year ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended March 31, 2025. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Consolidated Statement of Operations when incurred.
The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.
Recently Issued Accounting Pronouncements – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS
Investment Advisory Agreement – The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.95% of the average daily net assets of the Fund. An officer of the Trust is also an officer of the Adviser.
The Subsidiary is subject to an Advisory Agreement between the Subsidiary and the Adviser, which specifies an an investment advisory fee, computed daily and payable monthly, of 0.95% of the average daily net assets of the Subsidiary. In the Fund’s computation of the investment advisory fee, the net assets of the Subsidiary are waived from the computation and the investment advisory fee of the Subsidiary is consolidated with the investment advisory fee of the Fund.

15

ONEFUND TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services. The Adviser and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.
Under the Advisory Agreement, the Adviser has agreed to pay the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any; costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of disinterested Trustees and fees of independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
The Adviser has contractually agreed to extend the Advisory Agreement annually. The Advisory Agreement may be terminated immediately by vote of the shareholders of the Fund, or upon 60 days’ notice by the Board or the Adviser. All organizational and offering costs for the Fund were borne by the Adviser and are not subject to reimbursement.
Administration Services – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The Administrator receives a monthly fee which is paid by the adviser out of the unitary fee.
Compliance Services – Gryphon Fund Group (“Gryphon”), provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between Gryphon and the Trust. Under the terms of such agreement Gryphon is entitled to receive fees from the Trust but, pursuant to the unitary fee arrangement between the Adviser and the Fund, such fees are paid by the Adviser.
Distributor – The Fund has entered into a Distribution Agreement with ACA Foreside (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.
4. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the six months ended September 30, 2025.

	Cost of Investments Purchased	Proceeds from Investments Sold
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF
Broker	$283,257	$244,933
In-kind transfer	—	—
	$283,257	$244,933

5. TAX BASIS INFORMATION
Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

16

ONEFUND TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
The tax character of distributions paid during the fiscal year ended March 31, 2025, were as follows:

Ordinary Income
March 31, 2025
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	$190,757

Long-Term Capital Gains
March 31, 2025
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	$179

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2025.
As of March 31, 2025, the components of accumulated earnings/(losses) for income tax purposes were as follows:

Tax cost of investments	$ 3,858,353
Unrealized appreciation	341,807
Unrealized depreciation	(269,291)
Net unrealized appreciation	72,516
Undistributed ordinary income	—
Undistributed long-term gains	—
Distributable earnings	—
Other accumulated gains (losses)	(27,332)
Total accumulated gains	$45,184

The difference between book basis and tax basis cost and unrealized gain (loss) is primarily attributed to wash sales.
As of March 31, 2025, the Fund deferred $27,332 of Post-October Losses. There were no ordinary late year losses.
As of March 31, 2025, the Fund had no capital loss carryovers available for federal income tax purposes.
6. CREATION AND REDEMPTION TRANSACTIONS
Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund on any day the Nasdaq Stock Market (“NASDAQ”) is open for business like any publicly traded security. The Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
7. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

17

ONEFUND TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
8. SUBSEQUENT EVENTS
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

ONEFUND TRUST
ADDITIONAL INFORMATION
September 30, 2025 (Unaudited)
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

19

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CYBER HORNET TRUST

By (Signature and Title)	/s/ Michael Willis
Michael Willis, President & Treasurer
Principal Executive Officer and Principal Financial Officer

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Willis
Michael Willis, President & Treasurer
Principal Executive Officer and Principal Financial Officer

Date	December 5, 2025

* Print the name and title of each signing officer under his or her signature.